Document and Entity Information	Jun. 29, 2026
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	MERIDIAN3 Industrials Acquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002136530
Amendment Flag	false